CONDENSED BALANCE SHEETS (Details) (Parenthetical) - HKD / shares	Dec. 31, 2016	Dec. 31, 2015
Class A and Class B ordinary shares, shares authorized	600,000,000	600,000,000
Common Class A [Member]
Ordinary shares, par value	HKD 1.00	HKD 1.00
Ordinary Shares, Shares issued	71,077,816	70,736,679
Ordinary Shares, Shares outstanding	64,012,758	70,736,679
Common Class B [Member]
Ordinary shares, par value	HKD 1.00	HKD 1.00
Ordinary Shares, Shares issued	24,336,650	24,336,650
Ordinary Shares, Shares outstanding	24,336,650	24,336,650
Parent Company [Member]
Class A and Class B ordinary shares, shares authorized	600,000,000	600,000,000
Parent Company [Member] | Common Class A [Member]
Ordinary shares, par value	HKD 1.00	HKD 1.00
Ordinary Shares, Shares issued	64,012,758	70,736,679
Ordinary Shares, Shares outstanding	64,012,758	70,736,679
Parent Company [Member] | Common Class B [Member]
Ordinary shares, par value	HKD 1.00	HKD 1.00
Ordinary Shares, Shares issued	24,336,650	24,336,650
Ordinary Shares, Shares outstanding	24,336,650	24,336,650